THE ALGER AMERICAN FUND
                                111 Fifth Avenue
                               New York, NY 10003


May 3, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, D.C. 20549

            Re:   The Alger American Fund (the "Fund")
                  Registration Nos. 33-21722, 811-5550
                  EDGAR Filing under Rule 497(j)
                  --------------------------------------

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that, with respect to the Prospectuses and Statement of Additional Information of the Fund dated May 1, 2004, no changes were made from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 24 to the Fund's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 23, 2004.

                                          THE ALGER AMERICAN FUND


                                          By: /s/ Dorothy Sanders
                                          --------------------------
                                          Dorothy Sanders, Secretary